Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of computing depreciation, method of depreciating equipment
Computer equipment	3 years straight-line
Office equipment	5 years straight-line
Software	3 years straight-line

Computer equipment	3 years straight-line
Office equipment	5 years straight-line
Software	3 years straight-line